DEPOSITS, PREPAIDS AND OTHER ASSETS (Details) - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Prepaid assets	$ 41,208,000	$ 38,046,000
Restricted cash	784,000	0
Supplier deposits	33,429,000	35,686,000
Investment tax credit receivable	24,463,000	19,379,000
Current portion of cross-currency interest rate swap instrument	2,597,000	0
Forward foreign exchange contracts	1,698,000	5,050,000
Current prepayments and other current assets	104,179,000	98,161,000
Long-term deposits	$ 4,992,000	$ 0